Income Tax - Reconciliation of Statutory Tax Rate and Effective Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Tax at statutory rate	20.00%	20.00%	20.00%
Effective income tax rate	27.53%	7.80%	(5.39%)